NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)-basic (numerator)
Net income (loss) attributable to Xueda Education Group ordinary shareholders	$ (10,022)	$ 16,151	$ 1,965
Shares (denominator):
Weighted average ordinary shares used in calculating net income (loss) per share-basic	126,567,703	131,681,540	131,316,004
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method		2,785,328	460,203
Weighted average ordinary shares used in calculating net income (loss) per share-diluted	126,567,703	134,466,868	131,776,207
Net income (loss) per ordinary share-basic (in dollars per share)	$ (0.08)	$ 0.12	$ 0.01
Net income (loss) per ordinary share-diluted (in dollars per share)	$ (0.08)	$ 0.12	$ 0.01